JPMorgan SmartRetirement Blend 2065 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	26 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	20.74%
S&P TARGET DATE 2065+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	17.67%
JPM SMARTRETIREMENT BLEND 2065 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.03%	18.14%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		13.75%	16.24%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		13.99%	16.53%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		14.34%	16.84%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		14.46%	16.99%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	17.12%
Performance Inception Date	Nov. 01, 2022
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.91%	16.46%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	13.11%